UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Christie Street Capital Management, LP
Address:    400 Madison Avenue
            New York, NY 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Eric L. Pickens
Title:      Chief Operating Officer
Phone:      212-378-3735

Signature, Place, and Date of Signing:

ERIC L. PICKENS                 NEW YORK, NY                   FEBRUARY 12, 2010
---------------                 ------------                   -----------------
  [Signature]                   [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         35
                                                -----------
Form 13F Information Table Value Total:         $42,825
                                                -----------
                                                (thousands)

List of Other Included Managers:                NONE

                                                                          SHRS or
                                          TITLE OF               VALUE    PRN     SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                            CLASS      CUSIP       (X1000)  AMOUNT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
ANIXTER INTERNATIONAL INC CMN             COM        035290105   159      3,378   SH         SOLE                  3,378
AOL INC. CMN                              COM        00184X105   67       2,870   SH         SOLE                  2,870
BROADWIND ENERGY, INC. CMN                COM        11161T108   176      21,696  SH         SOLE                  21,696
CALL/(DTVFG)     @ 35.0000 EXP06/19/2010  COM        25490A901   1,612    45,600  SH   CALL  SOLE                  45,600
CALL/AKAM(UMUEJ) @  28 EXP 05/22/2010     COM        00971T901   1,456    57,500  SH   CALL  SOLE                  57,500
CALL/S(SAH)      @  4 EXP 01/16/2010      COM        852061900   488      133,400 SH   CALL  SOLE                  133,400
CALL/YCJ(YCJCU)  @  7.5 EXP 03/20/2010    COM        18538Q905   795      117,600 SH   CALL  SOLE                  117,600
CLEARWIRE CORPORATION CMN CLASS A         COM        18538Q105   2,233    330,294 SH         SOLE                  330,294
DIRECTV CMN                               COM CL A   25490A101   733      21,983  SH         SOLE                  21,983
DISH NETWORK CORPORATION CMN CLASS A      COM CL A   25470M109   336      16,170  SH         SOLE                  16,170
ECHELON CORP CMN                          COM        27874N105   1,132    97,964  SH         SOLE                  97,964
EMC CORPORATION MASS CMN                  COM        268648102   1,049    60,025  SH         SOLE                  60,025
F5 NETWORKS INC CMN                       COM        315616102   603      11,386  SH         SOLE                  11,386
GOOGLE, INC. CMN CLASS A                  COM CL A   38259P508   2,738    4,416   SH         SOLE                  4,416
INFINERA CORPORATION CMN                  COM        45667G103   277      31,230  SH         SOLE                  31,230
ITRON INC CMN                             COM        465741106   2,145    31,748  SH         SOLE                  31,748
JUNIPER NETWORKS, INC. CMN                COM        48203R104   586      21,960  SH         SOLE                  21,960
KAYDON CORP CMN                           COM        486587108   2,232    62,416  SH         SOLE                  62,416
MASTEC INC CMN                            COM        576323109   2,250    180,039 SH         SOLE                  180,039
MILLICOM INTL CELLULAR S.A. CMN           COM        L6388F110   452      6,132   SH         SOLE                  6,132
MYR GROUP INC. CMN                        COM        55405W104   1,833    101,452 SH         SOLE                  101,452
NETAPP, INC. CMN                          COM        64110D104   1,177    34,257  SH         SOLE                  34,257
NOKIA CORP SPON ADR SPONSORED ADR CMN     COM        654902204   709      55,199  SH         SOLE                  55,199
PALM, INC. CMN                            COM        696643105   143      14,232  SH         SOLE                  14,232
POWERWAVE TECHNOLOGIES INC CMN            COM        739363109   181      143,926 SH         SOLE                  143,926
QUALCOMM INC CMN                          COM        747525103   2,585    55,889  SH         SOLE                  55,889
QUANTA SERVICES INC CMN                   COM        74762E102   2,639    126,647 SH         SOLE                  126,647
RESEARCH IN MOTION LIMITED CMN            COM        760975102   2,841    42,060  SH         SOLE                  42,060
RIVERBED TECHNOLOGY, INC. CMN             COM        768573107   647      28,161  SH         SOLE                  28,161
ROPER INDS INC (NEW) CMN                  COM        776696106   1,414    26,997  SH         SOLE                  26,997
RTS/CLEARWIRE CORPORATION EXP06/21/2010   COM        18538Q139   2,899    428,906 SH         SOLE                  428,906
TELVENT GIT SA CMN                        COM        E90215109   1,463    37,525  SH         SOLE                  37,525
TIME WARNER INC. CMN                      COM        887317303   920      31,587  SH         SOLE                  31,587
VIACOM INC. CMN CLASS B                   COM CL B   92553P201   1,154    38,818  SH         SOLE                  38,818
VMWARE INC. CMN CLASS A                   COM CL A   928563402   699      16,482  SH         SOLE                  16,482
                                                                 42,825